Shareholder Report, Holdings (Details)	Aug. 31, 2024
PGIM CALIFORNIA MUNI INCOME FUND - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM CALIFORNIA MUNI INCOME FUND - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%